Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
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Foreign Currency Exchange Gains and Losses Included in Other Income (Expense), Net
Foreign currency exchange gains and losses included in other income (expense), net were as follows (in millions):

	Year Ended December 31,
	2013	2012	2011
Exchange (losses) gains, net	$(38.8)	$(14.4)	$21.8

Percentage of Inventories Determined Using LIFO Method
The table below shows the percentage of inventories determined using the LIFO method and the amount by which the LIFO cost is less than the current cost for each period (amounts in millions).

	December 31,
	2013	2012
Percent using LIFO method	39%	45%
Amount less than current cost	$19.4	$17.9

Total Advertising Expense, Including Amortization of Capitalized Direct-Response Advertising Costs
The table below shows total advertising expense, including amortization of capitalized direct-response advertising costs, for each of the reporting periods (in millions).

	Year Ended December 31,
	2013	2012	2011
Advertising expense	$16.2	$16.8	$23.5